Short Term Loan to Third Party - Schedule of Short-Term Loans to Third Party (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule of Short-Term Loans to Third Party [Line Items]
Short-term loans to third party		$ 10,284,429	$ 794,379
Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Annual Interest Rate		9.00%
Short-term loans to third party		$ 9,000,000
Extreme Craftsman (Hong Kong) Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Annual Interest Rate		4.00%
Short-term loans to third party		$ 490,050
Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Annual Interest Rate			9.00%
Short-term loans to third party			$ 794,379
Interest Receivable from Loan to Third Party [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Interest receivable from loan to third party	[1]	$ 794,379
Minimum [Member] | Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity		Sep. 26, 2024
Minimum [Member] | Extreme Craftsman (Hong Kong) Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity		Sep. 03, 2025
Minimum [Member] | Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity			Sep. 26, 2024
Maximum [Member] | Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity		Sep. 25, 2026
Maximum [Member] | Extreme Craftsman (Hong Kong) Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity		Sep. 02, 2026
Maximum [Member] | Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity			Sep. 25, 2025

[1]	The interest of loan to Short Selling Capital Group Limited was received in December 2025.